GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	2021	2020
Salaries and employee benefits	$5,555	$4,042
Professional fees	1,845	1,674
Office and other expenses	5,429	4,758
Amortization	526	446
Share-based compensation	1,377	2,006
Total general and administrative expenses	$14,732	$12,926